Amounts realized on derecognition of liabilities designated at FVtPL (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amounts realized on derecognition of liabilities designated at FVtPL [Abstract]
Amount presented in other comprehensive income realized at derecognition	€ (3)